Events after the reporting period (Details) $ in Thousands, R in Millions			1 Months Ended			3 Months Ended		9 Months Ended
	Jan. 01, 2025	Dec. 31, 2024	Oct. 31, 2024 USD ($)	Oct. 31, 2024 ZAR (R)	Apr. 30, 2024 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Repayments of borrowings, classified as financing activities						$ 58,998	$ 226,741	$ 465,823	$ 644,591
IHS Holding (2022) Term Loan Facility
Disclosure of non-adjusting events after reporting period [line items]
Notional amount						$ 430,000		$ 430,000
Notional amount of borrowings drawn down					$ 430,000
Proceeds from borrowings, classified as financing activities					$ 60,000
Drawdowns and repayments of borrowings | IHS Holding (2022) Term Loan Facility
Disclosure of non-adjusting events after reporting period [line items]
Repayments of borrowings, classified as financing activities			$ 430,000
Signing of loan agreements | IHS Holding 2024 Dual Tranche Term Loan
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from borrowings, classified as financing activities			438,600
Signing of loan agreements | IHS Holding 2024 Dual Tranche Term Loan - USD Tranche
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from borrowings, classified as financing activities			$ 255,000
Signing of loan agreements | IHS Holding 2024 Dual Tranche Term Loan - USD Tranche | SOFR
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, adjustment to interest rate basis			4.50%	4.50%
Signing of loan agreements | IHS Holding 2024 Dual Tranche Term Loan - ZAR Tranche
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from borrowings, classified as financing activities | R				R 3,246.0
Signing of loan agreements | IHS Holding 2024 Dual Tranche Term Loan - ZAR Tranche | JIBAR
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, adjustment to interest rate basis			4.50%	4.50%
Changes in tax rates or tax laws enacted or announced | Forecast | Nigeria
Disclosure of non-adjusting events after reporting period [line items]
Withholding tax rate	2.00%	10.00%